UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10501 _____________________________________________________

BlackRock Municipal 2018 Term Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal 2018 Term Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	March 31, 2005 ____________________________________________

Item 1. Schedule of Investments

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2005

BlackRock Municipal 2018 Term Trust (BPK)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—151.3%
			Alabama—4.5%
Baa2	$5,000		Courtland Ind. Dev. Brd. PCR, Champion Intl. Corp. Proj., 6.15%, 6/01/19	06/05 @ 102	$ 5,120,900
A2	5,845		Huntsville Hlth. Care Auth., GO, Ser. A, 5.625%, 6/01/22	06/12 @ 101	6,142,686

					11,263,586

			California—5.6%
A	1,750		Agua Caliente Band of Cahuilla Indians, 5.60%, 7/01/13	No Opt. Call	1,737,312
AAA	5,425		Clovis Unified Sch. Dist., Cap. Apprec. Election 2004, Ser. A, Zero Coupon, 8/01/21, FGIC	No Opt. Call	2,392,154
NR	1,235		Lincoln Spec. Tax Rev. Cmnty. Facs. Dist. 1, 5.90%, 9/01/24	09/13 @ 102	1,240,632
B-	3,460		Los Angeles Regl. Arpt. Impvt. Corp. Lease Rev., Amer. Airlines, Inc. Proj.,
			Ser. C, 7.50%, 12/01/24	12/12 @ 102	3,491,036
BBB+	5,000		Poll. Ctrl. Fin. Auth. Sld. Wst. Disp. Rev., Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23	No Opt. Call	5,284,250

					14,145,384

			Colorado—2.1%
A2	5,000		Hsg. & Fin. Auth. Sld. Wst. Rev., Wst. Mgmt. Proj., 5.70%, 7/01/18	No Opt. Call	5,248,650

			Connecticut—1.6%
Baa3	3,750		Mashantucket Western Pequot Tribe Spec. Rev., Ser. B, 5.75%, 9/01/18	09/07 @ 102	3,940,537

			Florida—12.9%
Baa1	1,585		Cap. Trust Agcy. Multi-Fam. Hsg., American Oppty. Proj., Ser. A, 5.75%, 6/01/23	06/13 @ 102	1,526,133
NR	2,000		CFM Cmnty. Dev. Dist. Cap. Impvt., Ser. B, 5.875%, 5/01/14	No Opt. Call	2,037,880
NR	3,215		Live Oak Cmnty. Dev. Dist. Spl. Assmt. No. 1, Ser. B, 5.30%, 5/01/08	No Opt. Call	3,237,473
NR	1,860		Live Oak Cmnty. Dev. Dist. Spl. Assmt. No. 2, Ser. B, 5.00%, 11/01/09	No Opt. Call	1,860,409
BB	4,515		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	4,923,878
NR	1,595		Pine Islands Cmnty. Dev. Dist. Util. Sys. Rev., 5.30%, 11/01/10	No Opt. Call	1,584,872
NR	5,025		Stevens Plantation Cmnty. Dist. Spl. Assmt. Rev., Ser. B, 6.375%, 5/01/13	No Opt. Call	5,120,073
NR	940		Sumter Landing Cmnty. Dev. Dist., 6.25%, 5/01/13	No Opt. Call	970,061
NR4	920		Vlg. Cmnty. Dev. Dist. Assmt. Rev., Ser. B, 5.40%, 5/01/07	No Opt. Call	928,381
NR4	5,410		Vlg. Ctr. Cmnty. Dev. Dist., Ser. B, 5.875%, 1/01/15	No Opt. Call	5,557,639
NR	3,130		Vlg. of Westport Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A, 5.40%, 5/01/20	05/13 @ 100	3,090,249
NR	1,500		Westchester Cmnty. Dev. Dist. No. 1 Spl. Assmt., 6.00%, 5/01/23	05/13 @ 101	1,544,865

					32,381,913

			Illinois—20.5%
NR	1,825		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,828,796
AAA	5,000		Chicago O’Hare Intl. Arpt., Ser. A, 5.75%, 1/01/18, MBIA	01/12 @ 100	5,465,750
A	12,500	[5]	Dev. Fin. Auth., Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.50%, 11/15/20	11/09 @ 101	13,111,125
A2	5,000		Dev. Fin. Auth. PCR, Ser. C, 5.95%, 8/15/26	12/06 @ 101	5,137,100
BBB	5,980		Edl. Facs. Auth. Student Hsg. Edl. Adv. Fund, Univ. Ctr. Proj., 6.00%, 5/01/22	05/12 @ 101	6,152,882
Baa2	2,750		Fin. Auth. Student Hsg., MJH Ed. Asst. Living Proj., Ser. A, 5.50%, 6/01/19	06/14 @ 100	2,874,493
A	5,000		Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care Proj., 5.50%, 1/01/22	01/13 @ 100	5,220,350
			Kane & Du Page Cntys. Sch. Dist., GO, Ser. B, FSA,
AAA	4,625	[6]	Zero Coupon, 01/01/2012	N/A	2,575,200
AAA	4,100	[6]	Zero Coupon, 01/01/2012	N/A	2,141,348
AAA	2,950	[6]	Zero Coupon, 01/01/2012	N/A	1,371,219
AAA	1,700	[6]	Zero Coupon, 01/01/2012	N/A	737,834
			Sports Facs. Auth. Ded. St. Tax Supported Rev., AMBAC,
AAA	1,885		Zero Coupon, 6/15/19	06/15 @ 101	1,557,406
AAA	1,985		Zero Coupon, 6/15/20	06/15 @ 101	1,632,444
AAA	2,090		Zero Coupon, 6/15/21	06/15 @ 101	1,714,322

					51,520,269

			Indiana—10.4%
AA	13,970		Hlth. Fac. Fin. Auth., Sisters of St. Francis Proj., 5.75%, 11/01/21	11/11 @ 101	15,000,008
BBB	2,500		Indianapolis Arpt. Auth., FedEx Corp. Proj., 5.10%, 1/15/17	No Opt. Call	2,582,625
BBB	4,000		Petersburg PCR Pwr. & Lt. Conv., 5.75%, 8/01/21	08/11 @ 102	4,171,360
NR	4,480		Vincennes Econ. Dev., Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	4,347,885

					26,101,878

			Louisiana—1.5%
NR4	3,730		Pub. Facs. Auth. Dept. of Pub. Safety, 5.875%, 6/15/14	06/10 @ 100	3,826,346

1

BlackRock Municipal 2018 Term Trust (BPK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Maryland—2.1%
NR4	$5,170		Frederick Cnty. Urbana Cmnty. Dev. Auth., Ser. A, 5.80%, 7/01/20	07/07 @ 102	$ 5,183,494

			Michigan—6.7%
A1	5,450		Hosp. Fin. Auth., Henry Ford Hlth. Sys. Proj., Ser. A, 6.00%, 11/15/19	11/09 @ 101	5,777,381
BB+	9,000		Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	9,293,400
A	700		Pontiac Tax Increment Fin. Auth. Dev. Area 2, 5.625%, 6/01/22, ACA	06/12 @ 101	733,250
A	1,000		Pontiac Tax Increment Fin. Auth. Dev. Area 3, 5.375%, 6/01/17, ACA	06/12 @ 101	1,041,790

					16,845,821

			Mississippi—4.3%
BBB	9,000		Lowndes Cnty. Sld. Wst. Disp. PCR, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	10,793,610

			Missouri—1.1%
AA	2,590		Hlth. & Edu. Fac., BJC Hlth. Sys. Proj., Ser. A, 5.00%, 5/15/20	05/15 @ 100	2,696,294

			Multi-State—8.4%
A3	14,000	[3]	Charter Mac Equity Issuer Trust, Ser. A-3, 6.80%, 10/01/52	10/14 @ 100	15,482,460
Baa2	6,000	[3]	MuniMae TE Bond Subsidiary LLC, Ser. B2, Zero Coupon, 6/30/49	09/14 @ 100	5,766,720

					21,249,180

			Nevada—2.5%
BBB+	5,000		Dept. of Bus. & Ind., Republic Svc., Inc. Proj., 5.625%, 12/01/26	No Opt. Call	5,313,150
NR	1,100		Las Vegas Spec. Imp. Dist. 809, Summerlin Area Proj., 5.35%, 6/01/17	06/05 @ 103	1,094,247

					6,407,397

			New Hampshire—3.9%
AAA	7,000		Bus. Fin. Auth. PCR, Pub. Svc. Co. Proj., Ser. C, 5.45%, 5/01/21, MBIA	05/12 @ 101	7,654,430
A+	2,025		Hlth. & Ed. Facs. Auth., Exeter Hosp. Proj., 6.00%, 10/01/24	10/11 @ 101	2,186,919

					9,841,349

			New Jersey—11.6%
			Econ. Dev. Auth.,
B	4,065		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	3,440,535
B	6,750		Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	5,822,347
Baa3	8,410		Kapkowski Road Landfill Proj., 5.50%, 4/01/16	No Opt. Call	8,647,835
BBB	8,500		Cigarette Tax, 5.50%, 6/15/24	06/12 @ 100	8,742,845
NR	2,500		Middlesex Cnty. Impvt. Auth., Heldrich Ctr. Hotel Proj., Ser. B, 6.125%, 1/01/25	01/15 @ 100	2,412,925

					29,066,487

			New Mexico—0.9%
NR	2,315		Sandoval Cnty. Proj. Dev., Santa Ana Pueblo Proj., 7.75%, 7/01/15	No Opt. Call	2,369,796

			North Carolina—1.7%
A-	4,000		Wake Cnty. Ind. Facs. PCR, Carolina Pwr. & Lt. Co. Proj., 5.375%, 2/01/17	02/12 @ 101	4,278,880

			Ohio—0.2%
NR	500		Pinnacle Cmnty. Infrastructure Fin. Auth. Facs. Rev., Ser. A, 6.00%, 12/01/22	12/14 @ 101	510,040

			Oklahoma—1.1%
B-	2,700		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	2,698,272

			Pennsylvania—7.4%
NR	2,000		Montgomery Cnty. Indl. Dev. Auth., Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	2,042,480
			Philadelphia Auth. for Ind. Dev., Ser. B, FSA,
AAA	5,000		5.50%, 10/01/18	10/11 @ 101	5,439,650
AAA	5,000		5.50%, 10/01/19	10/11 @ 101	5,427,750
			West Cornwall Twnshp. Mun. Auth. Coll., Elizabethtown Coll. Proj.,
BBB+	2,500		5.90%, 12/15/18	12/11 @ 100	2,706,200
BBB+	2,650		6.00%, 12/15/22	12/11 @ 100	2,875,780

					18,491,860

			South Carolina—3.5%
BBB+	5,000		Jobs Econ. Dev. Auth. Hosp. Fac. Rev., Palmetto Hlth. Alliance Proj., Ser. A, 6.125%, 8/01/23	08/13 @ 100	5,350,600
NR	3,497		Lancaster Cnty. Assmt. Rev., Edgewater Imp. Dist. Proj., Ser. B, 6.125%, 11/01/14	No Opt. Call	3,540,153

					8,890,753

			Tennessee—2.3%
AAA	12,000		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Ser. A, Zero Coupon, 1/01/19,
			FSA	01/13 @ 71.667	5,828,640

			Texas—21.7%
			Affordable Hsg. Corp. Multi-Fam. Hsg. Rev., Arborstone/Baybrook Oaks Proj., Ser. A,
Baa3	12,695		5.55%, 11/01/18	11/11 @ 102	12,610,832
Baa3	9,800		5.75%, 11/01/22	11/11 @ 102	9,566,760
BBB	2,000		Alliance Arpt. Auth. Inc. Spec. Facs., Fed. Express Corp. Proj., 6.375%, 4/01/21	04/06 @ 102	2,101,700

2

BlackRock Municipal 2018 Term Trust (BPK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Texas—(continued)
			Birdville Indpt. Sch. Dist., GO,
AAA	$1,615		Zero Coupon, 2/15/18	No Opt. Call	$ 880,789
AAA	1,815		Zero Coupon, 2/15/19	No Opt. Call	937,919
AAA	2,625		Zero Coupon, 2/15/20	No Opt. Call	1,284,045
AAA	2,500		Zero Coupon, 2/15/21	No Opt. Call	1,156,475
BBB	10,010		Brazos River Auth. PCR, TXU Elec. Co. Proj., Ser. C, 5.75%, 5/01/36	No Opt. Call	10,669,159
NR	4,305		Dallas Cnty. Flood Ctrl., 6.75%, 4/01/16	04/13 @ 100	4,395,405
			Dallas Ft. Worth Intl. Arpt. Fac. Impvt., Ser. A, FGIC,
AAA	5,000		5.875%, 11/01/17	11/11 @ 100	5,497,550
AAA	5,000		5.875%, 11/01/18	11/11 @ 100	5,488,500

					54,589,134

			Trust Territories—1.6%
A-	4,000	[3]	San Manuel Entertainment Auth., 2004 Gaming Proj., Ser.C, 4.50%, 12/01/16	12/13 @ 102	3,921,560

			Washington—4.8%
			Energy Northwest Wind Proj.,
A-	5,000	[6]	Ser. A, 6.00%, 1/01/2007	N/A	5,412,400
A-	6,175	[6]	Ser. B, 5.875%, 1/01/2007	N/A	6,671,285

					12,083,685

			Wisconsin—6.4%
			Hlth. & Edl. Facs. Auth.,
A+	5,000		Froedert & Cmnty. Hlth. Oblig. Proj., 5.375%, 10/01/21	10/11 @ 101	5,153,650
A	10,000		Wheaton Franciscan Svcs. Proj., 6.25%, 8/15/22	02/12 @ 101	10,935,200

					16,088,850

			Total Long-Term Investments (cost $363,844,972)		380,263,665

			SHORT-TERM INVESTMENTS—5.7%
			Ohio—2.4%
VMIG1	6,000	[7]	Hamilton Cnty. Hosp. Facs., 2.29%, 4/07/05, FRWD	N/A	6,000,000

	Shares
	(000)

			Money Market Fund—3.3%
	8,400		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	8,400,000

			Total Short-Term Investments (cost $14,400,000)		14,400,000

			Total Investments—157.0% (cost $378,244,9728)		$ 394,663,665
			Liabilities in excess of other assets—(2.3)%		(5,644,372)
			Preferred shares at redemption value, including dividends payable—(54.7)%		(137,620,633)

			Net Assets Applicable to Common Shareholders—100%		$ 251,398,660

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Services or Fitch’s Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2005, the Trust held 11.6% of it nets assets, with a current market value of $29,111,277, in securities restricted as to resale.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[6]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[8]	Cost for Federal income tax purposes is $378,185,397. The net unrealized appreciation on a tax basis is $16,478,268 consisting of $17,349,040 gross unrealized appreciation and $870,772 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRWD	—	Floating Rate Weekly Demand	PCR	—	Pollution Control Revenue

3

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Municipal 2018 Term Trust
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: May 27, 2005

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 27, 2005